Document and Entity Information	Apr. 30, 2020
Cover [Abstract]
Entity Registrant Name	BOEING CO
Amendment Flag	false
Entity Central Index Key	0000012927
Document Type	8-K
Document Period End Date	Apr. 30, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-442
Entity Tax Identification Number	91-0425694
Entity Address, Address Line One	100 N. Riverside
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606-1596
City Area Code	(312)
Local Phone Number	544-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $5.00 Par Value
Trading Symbol	BA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false